Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 years integer	Dec. 31, 2009	Dec. 31, 2008
Debt Details [Line Items]
Non-recourse debt - current	$ 2,567,000,000	$ 1,707,000,000
Non-recourse debt - noncurrent	12,372,000,000	12,121,000,000
Non-recourse debt	14,939,000,000	13,828,000,000
Recourse debt - current	463,000,000	214,000,000
Recourse debt - noncurrent	4,149,000,000	5,301,000,000
Recourse debt	4,612,000,000	5,515,000,000
Non Recourse Debt Other Disclosures [Abstract]
Aggregate notional principal of interest rate swaps and interest rate option agreements	4,300,000,000
Range of interest rates on non-recourse debt fixed by interest rate swaps (minimum)	0.71%
Range of interest rates on non-recourse debt fixed by interest rate swaps (maximum)	6.98%
Range of interest rates on non-recourse debt fixed by interest rate options (minimum)	4.03%
Range of interest rates on non-recourse debt fixed by interest rate options (maximum)	7.00%
Range of expiration dates for interest rate swaps and options on non-recourse debt	The agreements expire at various dates from 2016 through 2027.
Debt excluded from non-recourse debt and included in current and long-term liabilities of held for sale and discontinued businesses	182,000,000	902,000,000
Committed but unused credit facilities available to fund construction and other related costs and AES subsidiaries with facilities under construction	432,000,000
Available but unused committed revolving credit lines to support working capital, debt service reserves and other business needs (excluding construction)	664,000,000
Weighted average interest rate on borrowings under revolving credit lines	3.24%
Non Recourse Debt Covenants Restrictions And Defaults [Abstract]
Restricted cash and debt service reserves	693,000,000	548,000,000
Restricted net assets of subsidiaries	4,600,000,000
Nonrecourse Debt Default [Line Items]
Default	1,408,000,000
Extinguishment Of Debt [Line Items]
Pre-tax loss on redemption	(34,000,000)	6,000,000	(56,000,000)
Revolver Amendment Abstract
Current Borrowing Capacity	800,000,000
Maximum Borrowing Capacity	1,400,000,000
Interest Rate Margin Percent Above LIBOR	3.00%
Line Of Credit Facility Commitment Fee Percent	0.625%
First Lien Debt Cap Amount	3,000,000,000
Recourse Debt Covenants And Guarantees Abstract
Debt Instrument Restrictive Covenants	Recourse Debt Covenants and Guarantees Certain of the Company’s obligations under the senior secured credit facility are guaranteed by its direct subsidiaries through which the Company owns its interests in the AES Shady Point, AES Hawaii, AES Warrior Run and AES Eastern Energy businesses. The Company’s obligations under the senior secured credit facility are, subject to certain exceptions, secured by: (i) all of the capital stock of domestic subsidiaries owned directly by the Company and 65% of the capital stock of certain foreign subsidiaries owned directly or indirectly by the Company; and (ii) certain intercompany receivables, certain intercompany notes and certain intercompany tax sharing agreements. The senior secured credit facility is subject to mandatory prepayment under certain circumstances, including the sale of a guarantor subsidiary. In such a situation, the net cash proceeds from the sale of a Guarantor or any of its subsidiaries must be applied pro rata to repay the term loan using 60% of net cash proceeds, reduced to 50% when and if the parent’s recourse debt to cash flow ratio is less than 5:1. The lenders have the option to waive their pro rata redemption. The senior secured credit facility contains customary covenants and restrictions on the Company’s ability to engage in certain activities, including, but not limited to, limitations on other indebtedness, liens, investments and guarantees; limitations on restricted payments such as shareholder dividends and equity repurchases; restrictions on mergers and acquisitions, sales of assets, leases, transactions with affiliates and off-balance sheet or derivative arrangements; and other financial reporting requirements. The senior secured credit facility also contains financial covenants requiring the Company to maintain certain financial ratios including a cash flow to interest coverage ratio, calculated quarterly, which provides that a minimum ratio of the Company’s adjusted operating cash flow to the Company’s interest charges related to recourse debt of 1.3× must be maintained at all times and a recourse debt to cash flow ratio, calculated quarterly, which provides that the ratio of the Company’s total recourse debt to the Company’s adjusted operating cash flow must not exceed a maximum at any time of calculation, or 7.5× at December 31, 2010. The terms of the Company’s senior unsecured notes and senior secured credit facility contain certain covenants including, without limitation, limitation on the Company’s ability to incur liens or enter into sale and leaseback transactions.
Term Convertible Trust Securities Abstract
Original Issue Number Of TECONS	10,350,000
TECONS Par Per Share	$ 3.375
Current Redemption Value Of TECONS	$ 50
Proceeds From Issuance Of TECONS	517,000,000
Junior Subordinated Debentures Purchased With Proceeds From Issuance Of TECONS	517,000,000
TECONS Common Stock Conversion Ratio	1.4216
TECONS Common Stock Conversion Price Per Share	$ 35.17
Dividend Rate Of TECONS	6.75%
Number Of Quarters That TECONS Dividends May Be Deferred If Elected	20
Carrying Reported Amount Debt Disclosure [Member]
Debt Details [Line Items]
Non-recourse debt	14,939,000,000	13,828,000,000
Recourse debt	4,612,000,000	5,515,000,000
Total debt	19,551,000,000	19,343,000,000
Estimate Of Fair Value Debt Disclosure [Member]
Debt Details [Line Items]
Non-recourse debt	15,269,000,000	14,175,000,000
Recourse debt	4,868,000,000	5,603,000,000
Total debt	20,137,000,000	19,778,000,000
Bank Loans [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	3,836,000,000	3,109,000,000
Interest Rate	2.39%
Maturity (range start)	2011
Maturity (range end)	2027
Bank Loans [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	424,000,000	446,000,000
Interest Rate	8.44%
Maturity (range start)	2011
Maturity (range end)	2023
Notes and Bonds [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	2,982,000,000	1,922,000,000
Interest Rate	12.14%
Maturity (range start)	2011
Maturity (range end)	2020
Notes and Bonds [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	4,830,000,000	5,265,000,000
Interest Rate	7.28%
Maturity (range start)	2011
Maturity (range end)	2037
Multilateral Debt [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	1,848,000,000	1,679,000,000
Interest Rate	2.95%
Maturity (range start)	2011
Maturity (range end)	2027
Multilateral Debt [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	467,000,000	406,000,000
Interest Rate	6.41%
Maturity (range start)	2011
Maturity (range end)	2027
Other Nonrecourse Debt [Member] | Variable Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	365,000,000	922,000,000
Interest Rate	4.13%
Maturity (range start)	2011
Maturity (range end)	2038
Other Nonrecourse Debt [Member] | Fixed Rate Debt [Member]
Debt Details [Line Items]
Non-recourse debt	187,000,000	79,000,000
Interest Rate	6.31%
Maturity (range start)	2011
Maturity (range end)	2039
Senior Unsecured Note 9375 Due 2010 [Member]
Debt Details [Line Items]
Recourse debt	0	214,000,000
Interest Rate	9.375%
Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	200,000,000	200,000,000
Interest Rate - Percent Over LIBOR	1.75%
Senior Unsecured Note 8875 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	129,000,000	129,000,000
Interest Rate	8.875%
Senior Unsecured Note 8375 Due 2011 [Member]
Debt Details [Line Items]
Recourse debt	134,000,000	139,000,000
Interest Rate	8.375%
Second Priority Senior Secured Note 875 Due 2013 [Member]
Debt Details [Line Items]
Recourse debt	0	690,000,000
Interest Rate	8.75%
Second Priority Senior Secured Note 875 Due 2013 [Member]
Extinguishment Of Debt [Line Items]
Principal redeemed	690,000,000
Redemption price as a percent of principal	101.458%
Pre-tax loss on redemption	15,000,000
Senior Unsecured Note 775 Due 2014 [Member]
Debt Details [Line Items]
Recourse debt	500,000,000	500,000,000
Interest Rate	7.75%
Senior Unsecured Note 775 Due 2015 [Member]
Debt Details [Line Items]
Recourse debt	500,000,000	500,000,000
Interest Rate	7.75%
Senior Unsecured Note 975 Due 2016 [Member]
Debt Details [Line Items]
Recourse debt	535,000,000	535,000,000
Interest Rate	9.75%
Senior Unsecured Note 800 Due 2017 [Member]
Debt Details [Line Items]
Recourse debt	1,500,000,000	1,500,000,000
Interest Rate	8.00%
Senior Unsecured Note 800 Due 2020 [Member]
Debt Details [Line Items]
Recourse debt	625,000,000	625,000,000
Interest Rate	8.00%
Term Convertible Trust Securities 675 Due 2029 [Member]
Debt Details [Line Items]
Recourse debt	517,000,000	517,000,000
Interest Rate	6.75%
Unamortized Discounts [Member]
Debt Details [Line Items]
Recourse debt	(28,000,000)	(34,000,000)
Debt Maturity Year One [Member]
Debt Details [Line Items]
Non-recourse debt	2,567,000,000
Recourse debt	463,000,000
Debt Maturity Year Two [Member]
Debt Details [Line Items]
Non-recourse debt	646,000,000
Recourse debt	0
Debt Maturity Year Three [Member]
Debt Details [Line Items]
Non-recourse debt	941,000,000
Recourse debt	0
Debt Maturity Year Four [Member]
Debt Details [Line Items]
Non-recourse debt	1,826,000,000
Recourse debt	497,000,000
Debt Maturity Year Five [Member]
Debt Details [Line Items]
Non-recourse debt	1,124,000,000
Recourse debt	500,000,000
Debt Maturity Thereafter [Member]
Debt Details [Line Items]
Non-recourse debt	7,835,000,000
Recourse debt	3,152,000,000
Covenant Violation [Member] | Sonel [Member]
Nonrecourse Debt Default [Line Items]
Default	390,000,000
Covenant Violation [Member] | Kelanitissa [Member]
Nonrecourse Debt Default [Line Items]
Default	28,000,000
Covenant Violation [Member] | Maritza [Member]
Nonrecourse Debt Default [Line Items]
Default	986,000,000
Payment Default [Member] | Aixi [Member]
Nonrecourse Debt Default [Line Items]
Default	4,000,000
Sonel [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	357,000,000
Kelanitissa [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	31,000,000
Aixi [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	(8,000,000)
Maritza [Member]
Nonrecourse Debt Default [Line Items]
Net Assets	$ 262,000,000